Business Combination (Details) - Schedule of identified tangible and intangible assets - AutoLotto, Inc. [Member] - USD ($)	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Business Combination (Details) - Schedule of identified tangible and intangible assets [Line Items]
Cash	$ 10,530,000	$ 128,434
Accounts receivable		26,407
Prepaids and other assets		62,856
Property and equipment, net		492
Rent deposit		3,860
Intangible assets		2,380,000
Goodwill	$ 17,937,691	12,997,048	$ 12,997,048
Total assets		15,599,097
Accounts payable and other liabilities		8,248
Net assets acquired		$ 15,590,849